Other Receivables, Related Party (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Short term debt	$ 3,800
Legal settlements receivable percentage	50.00%
Biofrontera AG [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Receivables	$ 2,800	6,500
Short term debt	$ 3,700
Long term debt		$ 2,800
Legal settlements receivable percentage	50.00%
Debt Instrument, Interest Rate, Stated Percentage	6.00%